ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2012
China Sunergy Co., Ltd.("China Sunergy BVI") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Hong Kong) Co.,Limited ("Sunergy Hong Kong") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy Europe Gmbh [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Nanjing") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Shanghai) Co., Ltd. ("Sunergy Shanghai") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CEEG (Shanghai) Solar Science Technology Co., Ltd. ("SST") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CEEG (Nanjing) Renewable Energy Co., Ltd ("NRE") [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (US) Clean Tech Inc [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Trading (Hong Kong) Co., Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy (Yangzhou) Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
China Sunergy Luxembourg S.A [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN International (Hong Kong) Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Holding (Luxembourg) s.a.r.l [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Renewable Energy (France) S.A.R.L [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Holding UK LTD [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Italy S.R.L [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
Hami Huiteng Electrics Co., Ltd [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
CSUN Eurasia Enerji Sistemleri Sanayi ve Ticaret Anonim Sirketi [Member]
Business Acquisition [Line Items]
Percentage of ownership	80.00%
CSUN Eurasia Enerji Teknolojileri Sanayi ve Ticaret Anonim Sirketi [Member]
Business Acquisition [Line Items]
Percentage of ownership	80.00%
AEE Renewable UK 6 Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%
AEE Renewable UK 7 Limited [Member]
Business Acquisition [Line Items]
Percentage of ownership	100.00%